Events occurring after the reporting period (Tables)	12 Months Ended
Dec. 31, 2024
RLS (USA) Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Fair value of assets acquired and liabilities assumed at the acquisition date
The following table summarizes the consideration paid for RLS, the fair value of assets acquired and liabilities assumed at the acquisition date. These balances are provisional and subject to change within the 12 month measurement period.

Consideration	Provisional fair value A$’000
Cash paid	371,327
Contingent consideration	32,289
Total consideration	403,616
Estimated amounts of identifiable assets acquired and liabilities assumed	39,667
Total identifiable assets and liabilities	39,667
Goodwill and intangible assets	363,949
Total	403,616